Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2017
Basic and diluted earnings per share [abstract]
Basic and Diluted Loss Per Share

10.	BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share was based on the following for the year ended December 31, 2017 and 2016:

	2017	2016
Loss attributable to common shareholders	$64,865	$26,982
Weighted average number of common shares outstanding (000s)	300,511	246,161

Diluted loss per share does not include the effect of 19,847,431 (2016 – 15,861,131) employee share purchase options outstanding, 35,311,559 (2016 – 54,003,284) non-employee share purchase options and warrants, 458,129 DSUs and 506,495 RSUs as they are anti-dilutive.